STOCK-BASED COMPENSATION - SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding
Shares outstanding at December 31, 2015 (in shares) | shares	34,832
Weighted- average remaining contractual life (in years)	8 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 12.08
Options Exercisable
Shares exercisable at December 31, 2015 (in shares) | shares	10,061
Weighted-average remaining contractual life (in years)	5 years 4 months 24 days
Weighted-average exercise price (in usd per share)	$ 8.85
$0.01 to $5.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit	0.01
Range of exercise prices, upper limit	$ 5.00
Options Outstanding
Shares outstanding at December 31, 2015 (in shares) | shares	925
Weighted- average remaining contractual life (in years)	4 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 4.11
Options Exercisable
Shares exercisable at December 31, 2015 (in shares) | shares	925
Weighted-average remaining contractual life (in years)	4 years 1 month 6 days
Weighted-average exercise price (in usd per share)	$ 4.11
$5.01 to $10.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit	5.01
Range of exercise prices, upper limit	$ 10.00
Options Outstanding
Shares outstanding at December 31, 2015 (in shares) | shares	4,966
Weighted- average remaining contractual life (in years)	3 years 6 months
Weighted-average exercise price (in usd per share)	$ 7.68
Options Exercisable
Shares exercisable at December 31, 2015 (in shares) | shares	4,602
Weighted-average remaining contractual life (in years)	3 years 4 months 24 days
Weighted-average exercise price (in usd per share)	$ 7.63
$10.01 to $15.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit	10.01
Range of exercise prices, upper limit	$ 15.00
Options Outstanding
Shares outstanding at December 31, 2015 (in shares) | shares	23,897
Weighted- average remaining contractual life (in years)	8 years 9 months 18 days
Weighted-average exercise price (in usd per share)	$ 12.59
Options Exercisable
Shares exercisable at December 31, 2015 (in shares) | shares	4,534
Weighted-average remaining contractual life (in years)	7 years 7 months 6 days
Weighted-average exercise price (in usd per share)	$ 11.06
$15.01 to $20.00
Information about stock options outstanding and exercisable
Range of exercise prices, lower limit	15.01
Range of exercise prices, upper limit	$ 20.00
Options Outstanding
Shares outstanding at December 31, 2015 (in shares) | shares	5,044
Weighted- average remaining contractual life (in years)	9 years 8 months 12 days
Weighted-average exercise price (in usd per share)	$ 15.44
Options Exercisable
Shares exercisable at December 31, 2015 (in shares) | shares	0
Weighted-average exercise price (in usd per share)	$ 0.00